Shareholder Report, Holdings (Details) - C000031720	Jun. 30, 2025
Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Common Stock, Cie Financiere Richemont SA (Registered), Textiles, Apparel & Luxury Goods, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock, Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Common Stock, Reckitt Benckiser Group plc, Household Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	34.80%
Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Country Others
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Commodities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Japan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.40%
France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Includes short-term commercial paper (0.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.9% of total investments), such as U.S. treasury bills or money market funds.